Investments In Associates And Joint Ventures - Schedule of Amounts Recognised in Balance Sheet (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Associates	S/ 250,053	S/ 286,403	S/ 490,702	S/ 82,494
Joint ventures	18,618	103,356	S/ 146,303	S/ 147,069
Investments in associates and joint ventures	S/ 268,671	S/ 389,759